GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations

	Year ended December 31,
	2016	2015	2014

Net income (loss) from discontinued operations	$(27)	$177	$80

Basic and diluted net income per Ordinary share from discontinued operations	$0.00	$0.02	$0.02